Related party transactions (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2024 (1)	October 31 2023
Salaries and other short-term employee benefits (2)	$31	$23
Post-employment benefits (3)	3	2
Share-based payments	67	39
	$101	$64

(1)
During the year ended October 31, 2024
,
certain executives, who were members of the Bank’s GE as at October 31, 2023, left the Bank and therefore were no longer part of KMP. Compensation for the year ended October 31, 2024
,
attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was $
13 million.
(2)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(3)	Directors do not receive post-employment benefits.

Summary of Stock Options, Share-based Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members
Stock options, share-based awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2024 (1)		October 31, 2023 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,891,158	$161	2,805,471	$26
Other non-option share-based awards (3)	1,108,143	185	991,909	110
RBC common and preferred shares	208,721	35	181,648	20
	4,208,022	$381	3,979,028	$156

(1)
During the year ended October 31, 2024, certain executives, who were members of the Bank’s GE as at October 31, 2023, left the Bank and therefore were no longer part of KMP. Total shareholdings held upon their departure
was
79,445 units with a value of $12 million.
(2)
During the year ended October 31, 2023, certain directors, who were members of the Board of Directors as at October 31, 2022, retired. Total shareholdings and options held upon their departure was
32,958 units with a value of $4 million.
(3)	Directors do not receive stock options or any other non-option share-based awards.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Commitments and other contingencies	$1,226	$1,089
Other fees received for services rendered	73	55
Other fees paid for services received	119	108